Deferred Tax Assets and Liabilities - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Profit / (Loss)	$ 4,946	$ (848)	$ 47
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	665	125
Profit / (Loss)	(4,044)	572
OCI Gain / (Loss)	4,124	0
Effect of translation	(35)	(32)
Deferred tax asset (liability), end of period	710	665	125
Deferred tax assets | Financial assets measured at fair value through OCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	0
Profit / (Loss)	0
OCI Gain / (Loss)	4,124
Effect of translation	0
Deferred tax asset (liability), end of period	4,124	0
Deferred tax assets | Financial assets at fair value through profit or loss
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	517
Profit / (Loss)	456
OCI Gain / (Loss)	0
Effect of translation	0
Deferred tax asset (liability), end of period	973	517
Deferred tax assets | Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	5,783	0
Profit / (Loss)	4,107	5,791
OCI Gain / (Loss)	0	0
Effect of translation	(577)	(8)
Deferred tax asset (liability), end of period	9,313	5,783	0
Deferred tax assets | Tax benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	665	125
Profit / (Loss)	70	572
OCI Gain / (Loss)	0	0
Effect of translation	(36)	(32)
Deferred tax asset (liability), end of period	699	665	125
Deferred tax assets | Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	80	0
Profit / (Loss)	(81)	81
OCI Gain / (Loss)	0	0
Effect of translation	1	(1)
Deferred tax asset (liability), end of period	0	80	0
Deferred tax assets | Deferred tax offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(6,380)	0
Profit / (Loss)	(8,596)	(6,389)
OCI Gain / (Loss)	0	0
Effect of translation	577	9
Deferred tax asset (liability), end of period	(14,399)	(6,380)	0
Deferred tax assets | Financial assets measured at fair value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	517	0
Profit / (Loss)		517
OCI Gain / (Loss)		0
Effect of translation		0
Deferred tax asset (liability), end of period		517	0
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	0	(61)
Profit / (Loss)	(902)	88
OCI Gain / (Loss)	0	0
Effect of translation	3	(27)
Deferred tax asset (liability), end of period	(899)	0	(61)
Deferred tax liabilities | Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(534)	0
Profit / (Loss)	99	(534)
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(435)	(534)	0
Deferred tax liabilities | Deferred tax offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	6,380	0
Profit / (Loss)	8,596	6,421
OCI Gain / (Loss)	0	0
Effect of translation	(577)	(41)
Deferred tax asset (liability), end of period	14,399	6,380	0
Deferred tax liabilities | Assets depreciation and amortization
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(458)	(61)
Profit / (Loss)	(529)	(415)
OCI Gain / (Loss)	0	0
Effect of translation	0	18
Deferred tax asset (liability), end of period	(987)	(458)	(61)
Deferred tax liabilities | Unrealized foreign exchange gains - P&L
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(5,388)	0
Profit / (Loss)	(9,068)	(5,384)
OCI Gain / (Loss)	0	0
Effect of translation	580	(4)
Deferred tax asset (liability), end of period	$ (13,876)	$ (5,388)	$ 0